Shareholders' Equity (Details) - Schedule of share-based awards to employees, officers and directors - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of share-based awards to employees, officers and directors [Abstract]
Number of share-based payment awards, Outstanding at beginning of year	3,372,626	3,410,406
Weighted average exercise price, Outstanding at beginning of year	$ 5.27	$ 1.89
Changes during the year:
Number of share-based payment awards, Granted	180,319	1,327,957
Weighted average exercise price, Granted	$ 40.12	$ 13.7
Number of share-based payment awards, Exercised	(1,043,142)
Weighted average exercise price, Exercised	$ 7.66	$ 8.94
Number of share-based payment awards, Forfeited	(118,954)
Weighted average exercise price, Forfeited	$ 10.18
Number of share-based payment awards, Expired	(66,606)
Weighted average exercise price, Expired	$ 16.37
Number of share-based payment awards, Cancelled		(98,725)
Weighted average exercise price. Cancelled		$ 1.92
Number of share-based payment awards, Outstanding at end of year	2,324,243	3,372,626
Weighted average exercise price, Outstanding at end of year	$ 6.17	$ 5.27
Number of share-based payment awards, Exercisable at end of year	1,618,777	2,191,042
Weighted average exercise price, Exercisable at end of year	$ 3.35	$ 5.67